Right of use assets & lease liabilities - Right of use assets (Details) € in Millions	12 Months Ended
Mar. 31, 2020 EUR (€)
Right of use assets & lease liabilities
Balance at April 1,2019	€ 130.7
Depreciation charge for the year	(59.5)
Depreciation charge for the year	(59.4)
Additions	166.1
Modification of leases	(0.5)
Balance at March 31, 2020	236.8
Net book value of assets held under finance leases classified as Property, plant and equipment	132.0
Total lease assets	€ 368.8